Accounts Receivable, Net	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Accounts Receivable Disclosure

6.       Accounts receivable, net

Accounts receivable at December 31, 2015 of $1,201.2 million (December 31, 2014: $1,035.1 million), are stated at the invoiced amount and net of provision for discounts and doubtful accounts of $55.8 million (December 31, 2014: $48.5 million, 2013: $47.9 million).

Provision for discounts and doubtful accounts:

	2015	2014	2013
	$’M	$’M	$’M
	_____________	_____________	_____________
As at January 1,	48.5	47.9	41.7
Provision charged to operations	424.2	338.2	306.8
Provision utilization	(416.9)	(337.6)	(300.6)
	_____________	_____________	_____________
As at December 31,	55.8	48.5	47.9
	_____________	_____________	_____________

At December 31, 2015 accounts receivable included $79.0 million (December 31, 2014: $59.0 million) related to royalty income.